John Hancock Funds
                             Investors
                               Trust

                         THIRD QUARTER REPORT

                         September 30, 1996



TRUSTEES

Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward Spellman*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

Investors Bank and Trust Company
89 South Street
Boston, Massachusetts 02111

TRANSFER AGENT AND REGISTRAR

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, Massachusetts 02109

Listed New York Stock Exchange Symbol: JHI
John Hancock Closed-End Funds:
1-800-843-0090



A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.

CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

After a decisive victory in 1995, the bond market hasn't been able to make up its mind this year. Sentiment has swung sharply and quickly in the past nine months as investors have tried to figure out where the U.S. economy is headed. The result has been a volatile bond market susceptible to the whims of the latest economic reports.

Throughout the year, bond prices dropped as strong economic news sparked fears of inflation -- and then rallied back as weaker reports reassured investors that economic growth was under control. But by the end of the third quarter, the bond market had stabilized somewhat after low inflation numbers and signs of a slower-growing economy appeared and the Federal Reserve decided not to raise short-term rates.

Our long-term outlook for bonds is optimistic. Even if the Fed raises rates to prevent an outbreak of inflation, that could lead to a slowdown in the economy, a drop in interest rates and rising bond prices. In the near term, however, our bond outlook is more guarded and will largely depend on the state of the economy and the potential shakeout from the recent elections. A continuation of strong economic growth or signs of higher inflation could well prompt more market jitters. Given this environment, we'll maintain a conservative stance until we have a clearer picture of where the economy is headed.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER




John Hancock Funds - Investors Trust

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on September 30, 1996. You'll also find the net asset value per share as of that date.

Statement of Assets and Liabilities
September 30, 1996 (Unaudited)
----------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Publicly traded bonds (cost - $149,451,920)                           $151,803,385
Joint repurchase agreement (cost - $4,726,000)                           4,726,000
Corporate savings account                                                      127
                                                                      ------------
                                                                       156,529,512
Receivable for investments sold                                              6,000
Interest receivable                                                      3,570,466
Receivable for variation margin - Note A                                     9,031
Other assets                                                                 5,784
                                                                      ------------
Total Assets                                                           160,120,793
----------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                          210,612
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                                      5,784
Accounts payable and accrued expenses                                      314,864
                                                                      ------------
Total Liabilities                                                          531,260
----------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                        159,228,249
Accumulated net realized loss on
investments and financial futures contracts                             (1,955,742)
Net unrealized appreciation of investments
and financial futures contracts                                          2,334,130
Distributions in excess of net investment
income                                                                     (17,104)
                                                                      ------------
Net Assets                                                            $159,589,533
==================================================================================
Net Asset Value Per Share:
(based on 7,621,797 shares of beneficial
interest outstanding - 20 million shares
authorized with no par value)                                               $20.94
==================================================================================

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Nine months ended September 30, 1996 (Unaudited)
----------------------------------------------------------------------------------
Investment Income:
Interest                                                               $10,287,853
                                                                      ------------
Expenses:
Investment management fee - Note B                                         761,217
Transfer agent fee                                                          72,175
Printing                                                                    60,867
Custodian fee                                                               36,650
Auditing fee                                                                29,542
Financial services fee - Note B                                             22,541
New York Stock Exchange fee                                                 11,320
Trustees' fees                                                              10,726
Legal fees                                                                   2,462
Miscellaneous                                                                1,438
                                                                      ------------
Total Expenses                                                           1,008,938
----------------------------------------------------------------------------------
Net Investment Income                                                    9,278,915
----------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
and Financial Futures Contracts
Net realized loss on investments sold                                     (388,580)
Net realized loss on financial futures
contracts                                                                 (148,222)
Change in net unrealized appreciation/
depreciation of investments                                             (7,020,849)
Change in net unrealized appreciation/
depreciation of financial futures contracts                                (17,906)
                                                                      ------------
Net Realized and Unrealized Loss
on Investments and Financial
Futures Contracts                                                       (7,575,557)
----------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                               $1,703,358
==================================================================================

See notes to financial statments.






Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------
                                                                                            NINE MONTHS ENDED
                                                                        YEAR ENDED         SEPTEMBER 30, 1996
                                                                 DECEMBER 31, 1996                 (UNAUDITED)
                                                                 -----------------         ------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                                  $12,624,305                 $9,278,915
Net realized gain (loss) on investments sold
and financial futures contracts                                            525,924                   (536,802)
Change in net unrealized appreciation/depreciation
of investments and financial futures contracts                          15,825,348                 (7,038,755)
                                                                      ------------               ------------
Net Increase in Net Assets Resulting from
Operations                                                              28,975,577                  1,703,358
                                                                      ------------               ------------
Distributions to Shareholders:
Dividends from net investment income
($1.6800 and $1.2300 per share,
respectively)                                                          (12,614,831)                (9,324,211)
                                                                      ------------               ------------
From Fund Share Transactions *
(Market value of shares issued to shareholders
in reinvestment of distributions)                                        1,697,329                  1,236,155
                                                                      ------------               ------------
Net Assets:
Beginning of period                                                    147,916,156                165,974,231
                                                                      ------------               ------------
End of period (including undistributed net investment
income and distributions in excess of net investment
 income of $28,192 and $17,104,respectively)                          $165,974,231               $159,589,533
                                                                      ============               ============

* Analysis of Fund Share Transactions:
Shares outstanding, beginning of period                                  7,477,780                  7,560,164
Shares issued to shareholders in reinvestment of
distributions                                                               82,384                     61,633
                                                                      ------------               ------------
Shares outstanding, end of period                                        7,560,164                  7,621,797
                                                                      ============               ============

See notes to financial statements.



The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase due to reinvestment of distributions in the Fund. The footnote illustrates the number of Fund shares outstanding at the beginning of the period, reinvested and outstanding at the end of the period, for the last two periods.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   NINE MONTHS ENDED
                                                                                                      SEPTEMBER 30,
                                                    YEAR ENDED DECEMBER 31,                           (UNAUDITED)
                                ---------------------------------------------------------------------------------------
                                    1991        1992         1993         1994          1995         1995          1996
                                --------    --------     --------     --------      --------     --------      --------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                         $20.08      $21.61       $21.62       $22.15        $19.78       $19.78        $21.95
                                --------    --------     --------     --------      --------     --------      --------
Net Investment Income               1.92        1.85         1.76         1.68          1.68         1.26          1.22
Net Realized and Unrealized
Gain (Loss)
on Investments and Financial
Futures Contracts                   1.54        0.03         1.07        (2.34)         2.17         1.62         (1.00)
                                --------    --------     --------     --------      --------     --------      --------
Total from Investment
Operations                          3.46        1.88         2.83        (0.66)         3.85         2.88          0.22
                                --------    --------     --------     --------      --------     --------      --------
Less Distributions:
Dividends from Net Investment
Income                             (1.93)      (1.87)       (1.76)       (1.68)        (1.68)       (1.26)        (1.23)
Distributions from Net Realized
Gain on Investments
Sold and Financial Futures
Contracts                           --          --          (0.49)       (0.03)         --           --            --
Temporary Overdistribution          --          --          (0.05)        --            --           --            --
                                --------    --------     --------     --------      --------     --------      --------
Total Distributions                (1.93)      (1.87)       (2.30)       (1.71)        (1.68)       (1.26)        (1.23)
                                --------    --------     --------     --------      --------     --------      --------
Net Asset Value, End of
Period                            $21.61      $21.62       $22.15       $19.78        $21.95       $21.40        $20.94
                                ========    ========     ========     ========      ========     ========      ========

Per Share Market Value, End
of Period                         $24.00      $23.50      $22.375       $17.88        $20.50      $21.125        $19.50
Total Investment Return at
Market Value                       33.06%       6.54%        5.35%      (12.92%)       24.33%       27.30%(a)     1.08%(a)

Ratios and Supplemental Data
Net Assets, End of Period
(000's omitted)                 $156,026    $157,757     $163,709     $147,916      $165,974     $161,359      $159,590
Ratio of Expenses to Average
Net Assets                          0.74%       0.82%        0.85%        0.88%         0.85%        0.85%*        0.84%*
Ratio of Net Investment Income
to Average Net Assets               9.33%       8.58%        7.78%        8.11%         7.93%        8.01%*        7.70%*
Portfolio Turnover Rate               81%        104%          99%          82%          102%          71%           79%

*   On an annualized basis.
(a) Not annualized.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. It also shows the total investment return for each period based on the market value of Fund shares.
Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statments.





Schedule of Investments
September 30, 1996 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by Investors Trust on September 30, 1996. It's divided into two main categories: publicly traded bonds and short-term investments. The securities are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                                PAR VALUE
                                                                 INTEREST  S&P                     (000'S                  MARKET
ISSUER, DESCRIPTION                                                  RATE  RATING*                OMITTED)                  VALUE
----------------------------------------------------------      ---------  ------          --------------          --------------
PUBLICLY TRADED BONDS
Aerospace (0.38%)
Jet Equipment Trust Ser 1995-B,
Cert 08-15-14, (R)                                                 10.910% BB+                       $550                $602,360
                                                                                                                    -------------
Banks (13.18%)
Abbey National First Capital B.V.,
Sub Note 10-15-04                                                   8.200  AA-                      1,000               1,057,350
ABN Amro Bank N.V. - Chicago Branch,
Global Bond 05-31-05                                                7.250  AA-                        500                 500,405
African Development Bank,
Sub Note 12-15-03                                                   9.750  AA                       1,000               1,149,540
Barclays North American Capital Corp.,
Gtd Cap Note 05-15-21                                               9.750  AA-                        900               1,024,875
Den Danske Bank Aktieselskab,
Sub Note 06-15-05, (R)                                              7.250  BBB+                     1,000                 989,890
First Nationwide Bank,
Sr Note 04-15-03                                                   12.500  B                          575                 621,000
Sr Sub Note 10-01-03, (R)                                          10.625  Ba3*                       250                 261,250
International Bank For Reconstruction and Development,
30 Yr Bond 10-15-16                                                 8.625  AAA                      3,800               4,317,674
Landeskreditbank Baden - Wurttemberg,
Sub Note 02-01-23                                                   7.625  AAA                      1,300               1,329,432
Midland American Capital Corp.,
Gtd Note 11-15-03                                                  12.750  A                        1,650               1,845,162
National Westminster Bank PLC - New York Branch,
Sub Note 05-01-01                                                   9.450  AA-                      1,200               1,319,364
Scotland International Finance No. 2 B.V.,
Sub Gtd Note 01-27-04 (R)                                           8.800  A+                       2,000               2,158,320
Sub Gtd Note 11-01-06 (R)                                           8.850  A+                         750                 827,576
Security Pacific Corp.,
Medium Term Sub Note 04-26-01                                      10.360  A-                       1,750               1,983,450
Sub Note 11-15-00                                                  11.500  A-                       1,000               1,161,980
Westdeutsche Landesbank Girozentrale - New York Branch,
Sub Note 06-15-05                                                   6.750  AA+                        500                 486,350
                                                                                                                    -------------
                                                                                                                       21,033,618
                                                                                                                    -------------
Broadcasting (6.39%)
Cablevision Systems Corp.,
Sr Sub Deb 04-01-04                                                10.750  B                          650                 667,875
Century Communications Corp.,
Sr Sub Deb 10-15-03                                                11.875  B+                         850                 909,500
Continental Cablevision, Inc.,
Sr Note 05-15-06, (R)                                               8.300  BB+                        735                 760,078
Sr Sub Deb 06-01-07                                                11.000  BB-                      1,210               1,358,225
Jones Intercable, Inc.,
Sr Sub Deb 07-15-04                                                11.500  B+                       1,000               1,100,000
Le Groupe Videotron Ltee,
Sr Note 02-15-05                                                   10.625  BB+                        250                 271,875
Rogers Cablesystems Ltd.,
Sr Sec Second Priority Note 03-15-05                               10.000  BB+                        900                 814,000
SFX Broadcasting, Inc.,
Sr Sub Note 05-15-06, (R)                                          10.750  B-                         400                 416,000
TeleWest PLC,
Sr Deb 10-01-06                                                     9.625  BB                         250                 247,500
TKR Cable I, Inc.,
Sr Deb 10-30-07                                                    10.500  BBB-                     2,000               2,179,800
Viacom Inc.,
Sr Note 06-01-05                                                    7.750  BB+                        575                 555,461
Sub Deb 07-07-06                                                    8.000  BB-                        625                 583,594
Sr Deb 01-15-16                                                     7.625  BB+                        375                 331,597
                                                                                                                    -------------
                                                                                                                       10,195,505
                                                                                                                    -------------
Chemicals (0.20%)
Sociedad Quimica Y Minera de Chile S.A.,
Loan Part Cert 09-15-06                                             7.700  BBB+                       320                 321,200
                                                                                                                    -------------
Commercial Real Estate (0.31%)
TriNet Corporate Realty Trust, Inc.,
Note 05-15-01                                                       7.300  BBB-                       500                 500,850
                                                                                                                    -------------
Containers (0.40%)
Riverwood International Corp.,
Sr Sub Note 04-01-08                                               10.875  B                          625                 642,220
                                                                                                                    -------------
Cosmetics & Toiletries (0.43%)
Johnson & Johnson,
Deb 11-15-23                                                        6.730  AAA                        750                 691,755
                                                                                                                    -------------
Finance (11.16%)
Banc One Credit Card Master Trust,
Class A Asset Backed Ctf Ser 1994-B 12-15-99                        7.550  AAA                      1,000               1,014,680
CIT Group Holdings, Inc. (The),
Medium Term Sr Sub Cap Note 03-15-01                                9.250  A                        1,000               1,087,510
Conseco, Inc.,
Sr Note 12-15-04                                                   10.500  BBB-                       700                 808,386
ContiFinancial Corp.,
Sr Note 08-15-03                                                    8.375% BB+                        600                 601,500
CS First Boston,
Sub Note 05-15-06, (R)                                              7.750  A3                       1,000               1,023,160
CSW Investments,
Sr Note 08-01-06, (R)                                               7.450  A-                         450                 447,480
DSPL Finance Co., B.V.,
Gtd Sr Sec Note 12-30-10, (R)                                       9.120  BBB                        500                 502,500
Fairfax Financial Holdings, Ltd.,
Note 04-15-26                                                       8.300  BBB+                       470                 674,387
Greentree Financial Corp.,
Ctf Home Improv Ln Ser 1995-D CI M-2 09-15-25                       6.950  AAA                        650                 637,000
IMC Home Equity Loan Trust,
Pass thru Ctf Ser 1996-A5 12-25-03                                  6.290  AAA                        720                 687,261
Impsat Corp.,
Sr Gtd Note 07-15-03, (R)                                          12.125  BB-                        555                 575,811
MBNA Master Credit Card Trust,
Asset Backed Ctf, Ser 1995-D 06-15-00                               6.050  AAA                      1,585               1,554,772
Merrill Lynch Mortgage Investors, Inc.,
Sr/Sub Pass thru Ctf Ser 1992, Class B (Sub) 04-15-12               8.500  AA                         408                 416,988
Money Store Trust, (The),
Asset Backed Ctf, Ser 1996-B05-15-02                                7.350  AAA                        500                 501,406
Asset Backed Ctf, Ser 1995-C09-15-11                                6.375  AAA                        305                 296,231
Asset Backed Ctf, Ser 1996-A03-15-24                                7.360  AAA                        685                 676,652
Polysindo International Finance Co., B.V.,
Gtd Sec Note 06-15-06                                              11.375  BB-                        225                 236,813
Santander Financial Issuances Ltd.,
Sub Gtd Note 04-15-05                                               7.875  A+                       1,000               1,029,300
Showboat Marina Finance Corp.,
1st Mtg Note 03-15-03, (R)                                         13.500  B                          500                 542,500
Standard Credit Card Master Trust I,
Class A Credit Card Part Ctf Ser 1993-2 10-07-04                    5.950  AAA                      1,335               1,259,065
Class A Credit Card Part Ctf Ser 1994-2 04-07-08                    7.250  AAA                      1,000                 999,680
Class A Credit Card Part Ctf Ser 1995-2 01-07-02                    8.625  AAA                      1,250               1,263,663
UCFC Home Equity Loan,
Pass thru Ctf Ser 1994-A 07-10-18                                   6.100  AAA                        340                 332,669
Pass thru Ctf Ser 1996-C1 03-15-20                                  7.475  AAA                        135                 135,548
URC Holdings Corp.,
Sr Note 06-30-06, (R)                                               7.875  A-                         500                 510,370
                                                                                                                    -------------
                                                                                                                       17,815,332
                                                                                                                    -------------
Glass Products (0.51%)
Owens-Illinois, Inc.,
Sr Deb 12-01-03                                                    11.000  BB                         750                 820,313
                                                                                                                    -------------
Gold Mining & Processing (1.18%)
Magma Copper Co.,
Sr Sub Note 12-15-01                                               12.000  BB+                      1,755               1,874,551
                                                                                                                    -------------
Governmental - Foreign (2.59%)
Nova Scotia, Province of,
Deb 04-01-22                                                        8.750  A-                         750                 839,370
Ontario, Province of,
Bond 06-04-02                                                       7.750  AA-                        500                 521,745
Deb 08-31-12                                                       15.250  AA-                        350                 396,319
Quebec, Province of,
Deb 10-01-13                                                       13.000  A+                         500                 579,390
Republic of Argentina,
Deb 03-31-05                                                       6.250#  BB-                        743                 621,844
Republic of Brazil,
For Gvt Gtd 04-15-09                                               6.563#  NR                         750                 608,438
Saskatchewan, Province of,
Deb 12-15-20                                                        9.375  BBB+                       480                 570,058
                                                                                                                    -------------
                                                                                                                        4,137,164
                                                                                                                    -------------
Governmental - U.S. (15.52%)
United States Treasury,
Bond 08-15-17                                                       8.875  AAA                      5,428               6,495,796
Bond 05-15-18                                                       9.125  AAA                      3,250               3,987,328
Bond 02-15-23                                                       7.125  AAA                      3,080               3,102,607
Note 04-15-98                                                       7.875  AAA                      1,000               1,026,870
Note 05-15-98                                                       9.000  AAA                      3,785               4,399,450
Note 11-30-99                                                       7.750  AAA                      3,370               3,504,800
Note 05-15-01                                                       8.000  AAA                      1,595               1,692,199
Note 02-15-05                                                       7.500  AAA                        535                 563,002
                                                                                                                    -------------
                                                                                                                       24,772,052
                                                                                                                    -------------
Governmental - U.S. Agencies (10.04%)
Federal Home Loan Mortgage Corp.,
30 Yr SF Pass thru Ctf 01-01-16                                    11.250  AAA                        631                 702,556
Federal National Mortgage Association,
15 Yr SF Pass thru Ctf 02-01-08                                     7.500  AAA                        586                 591,076
15 Yr SF Pass thru Ctf 01-25-05                                     8.000  AAA                      1,000               1,040,310
30 Yr SF Pass thru Ctf 10-01-23                                     7.000  AAA                        834                 809,560
Government National Mortgage Association,
30 Yr SF Pass thru Ctf 11-15-23                                     7.000  AAA                        656                 634,901
30 Yr SF Pass thru Ctf 02-15-24 to 02-15-26                         7.500  AAA                      2,736               2,703,881
30 Yr SF Pass thru Ctf 11-15-22 to 05-15-23                         8.000  AAA                      1,225               1,242,369
30 Yr SF Pass thru Ctf 01-15-23 to 04-15-23                         8.500% AAA                      2,833               2,924,672
30 Yr SF Pass thru Ctf 04-15-21                                     9.000  AAA                        678                 677,672
30 Yr SF Pass thru Ctf 11-15-19 to 02-15-25                         9.500  AAA                      1,527               1,640,519
30 Yr SF Pass thru Ctf 11-15-20                                    10.000  AAA                        362                 394,563
Tennessee Valley Authority,
Power Bonds 1989 Ser G 11-15-29                                     8.625  AAA                      2,500               2,653,575
                                                                                                                    -------------
                                                                                                                       16,015,654
                                                                                                                    -------------
Healthcare (0.23%)
Smith Food & Drug Centers, Inc.,
Sr Sub Note 05-15-07                                               11.250  B-                         350                 371,875
                                                                                                                    -------------
Insurance (2.94%)
Equitable Life Assurance Society of The United States (The),
Surplus Note 12-01-05, (R)                                          6.950  A                          550                 528,715
Liberty Mutual Insurance Co.,
Surplus Note 05-04-07, (R)                                          8.200  A+                       1,000               1,046,160
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23, (R)                                          7.625  AA-                      1,050               1,020,443
New York Life Insurance Co.,
Surplus Note 12-15-23, (R)                                          7.500  AA                       1,500               1,407,990
Sun Canada Financial Co.,
Sub Note 12-15-07, (R)                                              6.625  AA                         725                 679,622
                                                                                                                    -------------
                                                                                                                        4,682,930
                                                                                                                    -------------
Leisure & Recreation (0.52%)
Mohegan Tribal Gaming Authority,
Sr Sec Note 11-15-02, (R)                                          13.500  BB+                        150                 189,000
Trump Hotels & Casino Resorts Funding, Inc.,
Sr Note 06-15-05                                                   15.500  B+                         550                 638,000
                                                                                                                    -------------
                                                                                                                          827,000
                                                                                                                    -------------
Medical/Dental (0.37%)
Fisher Scientific International Inc.,
Note 12-15-05                                                       7.125  BBB                        625                 597,363
                                                                                                                    -------------
Oil & Gas (1.77%)
Ashland Oil, Inc.,
SF Deb 10-15-17                                                    11.125  BBB                      1,000               1,093,590
Maxus Energy Corp.,
Deb 05-01-13                                                       11.250  BB-                        125                 127,813
Norsk Hydro, A.S.,
Deb 06-15-23                                                        7.750  A-                       1,000                 994,620
TransTexas Gas Corp.,
Sr Sec Note 06-15-02                                               11.500  BB-                      1,075                 610,938
                                                                                                                    -------------
                                                                                                                        2,826,961
                                                                                                                    -------------
Paper (1.59%)
APP International Finance Co. B.V.,
Gtd Sec Note 10-01-05, (R)                                         11.750  BB                         400                 414,000
Georgia-Pacific Corp.,
Deb 02-15-18                                                        9.500  BBB-                       450                 470,727
Repap New Brunswick,
Sr Note 04-15-05                                                   10.625  B+                         575                 579,313
S.D. Warren Co.,
Sr Sub Note 12-15-04                                               12.000  B+                         500                 538,750
Stone Consolidated Corp.,
Sr Note 12-15-00                                                   10.250  B+                         500                 528,750
                                                                                                                    -------------
                                                                                                                        2,531,540
                                                                                                                    -------------
Publishing (2.15%)
News America Holdings Inc.,
Deb 08-10-18                                                        8.250  BBB                        500                 502,535
Sr Note 10-15-99                                                    9.125  BBB                      1,000               1,062,220
Sr Note 12-15-01                                                   12.000  BBB                        750                 803,385
Time Warner Inc.,
Deb 01-15-13                                                        9.125  BBB-                     1,000               1,060,120
                                                                                                                    -------------
                                                                                                                        3,428,260
                                                                                                                    -------------
Retail (1.94%)
Flagstar Corp.,
Sr Note 09-15-01                                                   10.750  B-                         370                 328,375
Kroger Co. (The),
Lease Ctf 02-01-09                                                 12.950  BB                       1,910               2,110,550
May Department Stores Co. (The),
Deb 06-15-18                                                       10.750  A                          126                 131,301
Safeway Stores, Inc.,
Lease Ctf 01-15-09                                                 13.500  BBB-                       474                 524,138
                                                                                                                    -------------
                                                                                                                        3,094,364
                                                                                                                    -------------
Steel (0.98%)
NS Group, Inc.,
Sr Sec Note 07-15-03                                               13.500  B-                         615                 615,000
Republic Engineered Steel Corp.,
1st Mtg Note 12-15-01                                               9.875  B                          280                 267,400
Weirton Steel Corp.,
Sr Note 03-01-98                                                   11.500  B                          149                 154,215
Sr Note 07-01-04                                                   11.375  B                          525                 527,625
                                                                                                                    -------------
                                                                                                                        1,564,240
                                                                                                                    -------------
Telecommunications (0.78%)
Comtel Brasileira Ltda.,
Sec Note 09-26-04                                                  10.750% NR                         270                 275,400
TCI Communications, Inc.,
Deb 08-01-15                                                        8.750  BBB-                       350                 340,309
Teleport Communications Group, Inc.,
Deb 07-01-06                                                        9.875  B                          610                 625,250
                                                                                                                    -------------
                                                                                                                        1,240,959
                                                                                                                    -------------
Tobacco (0.15%)
RJR Nabisco, Inc.,
Note 12-01-02                                                       8.625  BBB-                       100                 100,168
Note 09-15-03                                                       7.625  BBB-                       150                 141,672
                                                                                                                    -------------
                                                                                                                          241,840
                                                                                                                    -------------
Transportation (4.42%)
Continental Airlines, Inc.,
Pass thru Ctf Ser 96-C 10-15-13                                     9.500  BBB-                       500                 550,810
Delta Air Lines, Inc.,
Trust Note Ser 89-A 06-01-08                                       10.000  BBB-                     2,000               2,343,920
Northwest Airlines Inc.,
Pass thru Ctf Ser 1996-1 01-02-05                                  10.150  BB+                        400                 421,000
Pass thru Ctf Ser 1996-1 01-02-15                                   8.970  BB+                        400                 428,000
Rail Car Trust No. 1992-1,
Trust Note Ser 92-1 06-01-04                                        7.750  AAA                      1,599               1,653,503
Scandinavian Airlines System,
Bond 07-20-99                                                       9.125  A3*                        700                 746,375
USAir 1990-A Pass Through Trusts,
Pass thru Ctf Ser 1990-A1 03-19-05                                 11.200  B+                         899                 910,956
                                                                                                                    -------------
                                                                                                                        7,054,564
                                                                                                                    -------------
Utilities (14.99%)
AES Corp.,
Sr Sub Note 07-15-06                                               10.250  B+                         450                 478,125
BVPS II Funding Corp.
Sec Lease Oblig 06-01-17                                            8.890  BB+                        700                 677,019
CalEnergy Company, Inc.,
Sr Note 09-15-06, (R)                                               9.500  Ba2*                       435                 442,613
Calpine Corp.,
Sr Note 05-15-06, (R)                                              10.500  B                          465                 475,463
CE Casecnan Water & Energy Co., Inc.,
Sr Sec Note Ser A 11-15-05, (R)                                    11.450  BB                         400                 417,500
Cleveland Electric Illuminating Co.,
1st Mtg Ser 2005-B 05-15-05                                         9.500  BB                         795                 815,702
CTC Mansfield Funding Corp.,
Deb 03-30-03                                                       10.250  B+                         450                 459,693
Second Lease Oblig 09-30-16                                        11.125  B+                       1,900               2,010,067
E.I.P. Refunding Corp.,
Second Fac Bond 10-01-12                                           10.250% B+                         732                 759,860
Empresa Electrica Pehuenche S.A.,
Yankee Dollar Note 05-01-03                                         7.300  BBB+                       525                 523,383
First PV Funding Corp.,
Lease Oblig Ser 1986 A 01-15-14                                    10.300  B+                         300                 318,375
Lease Oblig Ser 1986 B 01-15-16                                    10.150  B+                       1,500               1,590,000
Fitchburg Holding Corp.,
Sec Note 01-31-03, (r)                                             15.750  BBB                      2,132               2,286,616
GG1B Funding Corp.,
Deb Lease Oblig 01-15-11                                            7.430  BBB-                       861                 819,827
GTE Corp.,
Deb 11-15-17                                                       10.300  BBB+                       500                 544,300
Deb 11-01-20                                                       10.250  BBB+                     1,500               1,697,940
Hydro-Quebec (Gtd By Province of Quebec),
Deb 02-01-03                                                        7.375  A+                         750                 759,833
Deb Ser HS 02-01-21                                                 9.400  A+                         900               1,042,794
Iberdrola International B.V.,
Gtd Note 10-01-02                                                   7.500  AA-                      1,000               1,033,750
Long Island Lighting Co.,
Deb 03-15-03                                                        7.050  BB+                        750                 681,075
Gen Ref Mtg 05-01-21                                                9.750  BBB-                       450                 448,767
Gen Ref Mtg 07-01-24                                                9.625  BBB-                       750                 747,413
Louisiana Power & Light Co.,
Sec Lease Oblig Bond Ser B 01-02-17                                10.670  BBB-                     1,350               1,444,676
Midland Funding Corp. I,
Sr Sec Lease Oblig Ser C 07-23-02                                  10.330  BB-                      1,246               1,308,781
Midland Funding Corp. II,
Deb 07-23-05                                                       11.750  B-                         300                 323,229
System Energy Resources, Inc.,
Note 08-01-01                                                       7.710  BBB-                       775                 781,781
Sec Lease Oblig 01-15-14                                            8.200  BBB-                       500                 462,281
Tenaga Nasional Berhad,
Note 06-15-04, (R)                                                  7.875  A+                         550                 568,052
                                                                                                                    -------------
                                                                                                                       23,918,915
                                                                                                                    -------------
                                   TOTAL PUBLICLY TRADED BONDS
                                            (COST $149,451,920)                                    (95.12%)          $151,803,385
                                                                                                                    -------------

                                                                                                 PAR VALUE
                                                                 INTEREST                           (000'S                 MARKET
ISSUER, DESCRIPTION                                                  RATE                          OMITTED)                 VALUE
-----------------------                                          --------                        ---------                -------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (2.96%)
Investment in a joint repurchase agreement transaction with Toronto
Dominion Bank, Ltd., Dated 09-30-96, due 10-01-96 (secured by
U.S. Treasury Bond, 7.625%, due 11-15-22 and by U. S. Treasury
Notes, 5.000% thru 6.375%, due 01-31-99 thru 03-31-01) - Note A     5.500%                         $5,261              $4,726,000
                                                                                                                     ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company
Daily Interest Savings Account
Current Rate 4.75%                                                  4.750                                                     127
                                                                                                                     ------------
                                                   TOTAL SHORT-TERM INVESTMENTS                     (2.96%)             4,726,127
                                                                                                  --------          -------------
                                                              TOTAL INVESTMENTS                    (98.08%)          $156,529,512
                                                                                                  ========          =============
NOTES TO THE SCHEDULE OF INVESTMENTS
(r)The security listed below is a direct placement security and is restricted as to resale. The Fund has limited rights to registration under the Securities
   Act of 1933 with respect to restricted securities (not including Rule 144A securities).
   In certain circumstances the Fund may bear a portion of the cost of such registrations;
   otherwise, such costs would be borne by the issuer. See Note A of the Notes to Financial
   Statements for valuation policy. Additional information on this restricted security is as follows:


                                                                                              MARKET                  MARKET
                                                                                          VALUE AS A                   VALUE
                                                                                          PERCENTAGE                   AS OF
                                                         ACQUISITION    ACQUISITION        OF FUND'S           SEPTEMBER 30,
ISSUER, DESCRIPTION                                             DATE           COST       NET ASSETS                    1996
------------------------------------------------       -------------   ------------      -----------           -------------
Fitchburg Holdings Corp., Sec Note, 15.75%, 01-31-03        02-10-81     $2,293,925             1.43%             $2,286,616

(R) These securities are exempt from registration under Rule 144A of the
    Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule144A securities amounted to $16,806,853 as of September 30, 1996.
    See Note A of the Notes to Financial Statements for valuation policy.

*   Credit ratings are rated by Moody's Investor Services or John Hancock Advisers,
    Inc. where Standard and Poors ratings are not available.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

#   Represents rate in effect on September 30, 1996.

See notes to financial statments.




John Hancock Funds - Investors Trust

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Investors Trust (the "Fund") is a closed-end investment management company registered under the Investment Company Act of 1940. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $744,673 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires December 31, 2002. Additionally, net capital losses of $158,569 attributable to security transactions occurring after October 31, 1995 are treated as arising on the first day (January 1, 1996) of the Fund's next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ from generally accepted accounting principles.

DISCOUNT ON SECURITIES The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from those estimates.

FINANCIAL FUTURES CONTRACTS At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures transactions.

At September 30, 1996, open positions in financial futures contracts were as follows:

                     OPEN                          UNREALIZED
EXPIRATION         CONTRACTS         POSITION     DEPRECIATION
----------       -------------       --------     ------------
DEC 1996     46 U.S. TREASURY NOTE     SHORT       ($17,906)
                                                    =======

At September 30, 1996, the Fund has deposited in a segregated account $30,000 par value of U.S. Treasury Bond, 9.125%, 05-15-18 and $25,000 par value of U.S. Treasury Bond, 10.75%, 08-15-05, to cover margin requirements on open financial futures contracts.

NOTE B --
MANAGEMENT FEE AND ADMINISTRATIVE SERVICES

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser, for a continuous investment program, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund's average weekly net asset value, (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and
(d) 0.300% of the Fund's average weekly net asset value in excess of $300,000,000.

In the event normal operating expenses of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceeds 1.5% of the first $30,000,000 of the Fund's average weekly net asset value and 1.0% of the Fund's average weekly net asset value in excess of $30,000,000, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses.

On March 5, 1996, the Board of Directors approved retroactively to January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of each Fund.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At September 30, 1996, the Fund's investment to cover the deferred compensation liability had unrealized appreciation of $571.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligation of the U.S. government and its agencies and short-term securities, during the period ended September 30, 1996 aggregated $61,779,823 and $65,114,974, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated
$59,777,281 and $57,356,762, respectively.

The cost of investments owned at September 30, 1996 (excluding the corporate savings account) for Federal income tax purposes was $154,177,920. Gross unrealized appreciation and depreciation of investments at September 30, 1996 aggregated $4,260,252 and $1,908,787, respectively, resulting in net unrealized appreciation of $2,351,465.

INVESTMENT OBJECTIVE AND POLICY

John Hancock Investors Trust is a closed-end diversified management investment company, shares of which were initially offered to the public on January 29, 1971 and are publicly traded on the New York Stock Exchange. Its primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund's assets are invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund's assets may be invested in restricted securities acquired through direct placement. The Fund may issue a single class of senior securities not to exceed 33 1/3% of the market or fair value of its net assets and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of its total assets taken at cost. Substantially all of the Fund's net investment income per year will be distributed to shareholders in quarterly payments. Net realized short-term capital gains, if any, will be distributed annually; however, net realized long-term capital gains may be retained and reinvested. All distributions are paid in cash unless the shareholder elects to participate in the Automatic Dividend Reinvestment Plan.

FINANCIAL FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund's ability to hedge successfully will depend on the Adviser's ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund's futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund's total assets.

DIVIDEND REINVESTMENT PLAN

John Hancock Investors Trust offers shareholders the opportunity to elect to receive shares of the Fund's Common Shares in lieu of cash dividends. The Plan is available to all shareholders without charge. Any shareholder of record of John Hancock Investors Trust ("Investors") may elect to participate in the Automatic Dividend Reinvestment Plan (the "Plan") and receive shares of Investors' Common Shares in lieu of all or a portion of the cash dividends.

Shareholders may join the Plan by filling out and mailing an authorization card showing an election to reinvest all or a portion of dividend payments. If received in proper form by State Street Bank and Trust Company, P.O. Box 8209, Boston, Massachusetts 02266-8209 (the "Agent Bank") not later than seven business days before the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker, bank, or nominee to participate in the Plan.

Participation in the Plan may be terminated at any time by written notice to the Agent Bank and such termination will be effective immediately. However, notice of termination must be received seven days prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of Common Shares held by the Agent Bank. A shareholder will receive a cash payment for any fractional share held.

The Agent Bank will act as agent for participating shareholders. The Board of Trustees of Investors will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in Investors' Common Shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend otherwise payable to such shareholder on shares included under the Plan by the per share net asset value of the Common Shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder by 95% of the market price per share of the Common Shares on the payment date. The market price of the Common Shares on a particular date shall be the mean between the highest and lowest sales price on the New York Stock Exchange on that date. Net asset value will be determined in accordance with the established procedures of Investors. However, if as of such payment date the market price of the Common Shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to three decimal places, will be credited to your account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Agent Bank in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend which the shareholder has elected to reinvest and the number of shares acquired with such dividend.

The reinvestment of dividends does not in any way relieve participating shareholders of any Federal, state or local income tax which may be due with respect to such dividend. Dividends reinvested in shares will be treated on your Federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for shares of the Fund on the New York Stock Exchange as of the dividend payment date. Distributions from the Fund's long-term capital gains will be processed as noted above for those electing to reinvest in shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

Additional information may be obtained from the Customer Service
Department, John Hancock Investors Trust, 101 Huntington Avenue, Boston, Massachusetts 02199-7603, 1 (800) 843-0090.

SHAREHOLDER MEETING

On April 24, 1996, the Annual Meeting of John Hancock Investors Trust was held.

The Shareholders elected the following Trustees with the votes as indicated:
NAME OF  TRUSTEE               FOR       WITHHELD
----------------           ----------  -----------

Dennis S. Aronowitz         5,396,555      94,808
Edward J. Boudreau, Jr.     5,397,378      93,986
Richard P. Chapman, Jr.     5,398,475      92,888
William J. Cosgrove         5,397,964      93,399
Douglas M. Costle           5,386,070     105,294
Leland O. Erdahl            5,383,382     107,982
Richard A. Farrell          5,398,891      92,472
Gail D. Fosler              5,385,894     105,470
William F. Glavin           5,386,166     105,198
Bayard Henry                5,400,742      90,622
Dr. John A. Moore           5,386,987     104,376
Patti McGill Peterson       5,386,787     104,576
John W. Pratt               5,382,955     108,409
Richard S. Scipione         5,394,064      97,299
Edward J. Spellman          5,398,317      93,047

The Shareholders also ratified the Trustees selection of Ernst & Young LLP as auditor for the fiscal year ending December 31, 1996, with the votes tabulated as follows: 5,387,068 FOR, 28,277 AGAINST and 76,018 ABSTAINING.

On March 5, 1996, Anne C. Hodsdon was appointed Trustee.
Bayard Henry resigned on April 26, 1996.



NOTES

John Hancock Funds - Investors Trust

[THIS PAGE INTENTIONALLY LEFT BLANK]



A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603


Bulk Rate
U.S. Postage
PAID
S. Hackensack, NJ
Permit No. 750



A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."
                              P50Q3 9/96
                                   11/96